Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2020
Personnel expense
Summary of total personnel expenses

Skr mn	2020	2019	2018
Salaries and remuneration to the Board of Directors and the CEO	-7	-7	-7
Salaries and remuneration to Senior Executives	-25	-23	-21
Salaries and remuneration to other employees	-168	-161	-158
Pensions	-64	-60	-52
Social insurance	-68	-63	-59
Other personnel expenses	-15	-19	-14
Total personnel expenses	-347	-333	-311

Summary of remuneration and other benefits to Board of Directors and Senior Executives

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2020	committee	Fixed	Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-588	—	—	—	-588
Other members of the Board of Directors:
Cecilia Ardström	-322	—	—	—	-322
Anna Brandt[4]	—	—	—	—	—
Reinhold Geijer	-288	—	—	—	-288
Hans Larsson	-302	—	—	—	-302
Eva Nilsagård	-297	—	—	—	-297
Ulla Nilsson	-322	—	—	—	-322
Hanna Lagercrantz[4],	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[5]	—	-5,234	-33	-1,536	-6,803
Per Åkerlind, Deputy Chief Executive Officer and Head of Partnerships and Relations	—	-3,527	-31	-1,257	-4,815
Karl Johan Bernerfalk, General Counsel, Head of Legal	—	-1,576	-31	-552	-2,159
Andreas Ericson, Head of Mid Corporates	—	-2,024	-32	-631	-2,687
Stefan Friberg, Chief Financial Officer (CFO)	—	-2,964	-18	-515	-3,497
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,389	-18	-524	-2,931
Jens Hedar, Head of Large Corporates	—	-2,316	-18	-635	-2,969
Petra Könberg, Head of Marketing and Communications	—	-1,286	-34	-428	-1,748
Peter Svensén, Chief Risk Officer (CRO)	—	-2,597	-26	-569	-3,192
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,719	-22	-675	-2,416
Susanna Rystedt, Head of Business Development, Business Support and Transformation	—	-2,501	-16	-788	-3,305
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,671	-16	-493	-2,180
Total	-2,119	-29,804	-295	-8,603	-40,821
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example subsistence benefits.
3	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish -Government.
5	The retirement age of the CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2019	committee	Fixed	Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-603	—	—	—	-603
Other members of the Board of Directors:
Cecilia Ardström	-308	—	—	—	-308
Anna Brandt[4]	—	—	—	—	—
Reinhold Geijer	-275	—		—	-275
Hans Larsson	-249	—	—	—	-249
Eva Nilsagård	-277	—	—	—	-277
Ulla Nilsson	-298	—	—	—	-298
Hélène Westholm[4], resigned March 28, 2019	—	—	—	—	—
Hanna Lagercrantz[4], from March 28, 2019	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[5]	—	-5,015	-25	-1,462	-6,502
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,509	-30	-1,123	-4,662
Karl Johan Bernerfalk, General Counsel	—	-1,507	-23	-529	-2,059
Andreas Ericson, Head of Mid Corporates	—	-1,978	-28	-607	-2,613
Stefan Friberg, Chief Financial Officer (CFO)	—	-2,922	-27	-500	-3,449
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,353	-18	-508	-2,879
Jens Hedar, Head of Large Corporates	—	-2,224	-15	-649	-2,888
Petra Könberg, Head of Marketing & Business Development	—	-1,236	-33	-407	-1,676
Irina Slinko, acting Chief Risk Officer (CRO), resigned August 20, 2019	—	-1,159	-12	-365	-1,536
Anna-Lena Söderlund, acting Chief Risk Officer (CRO), from August 21, 2019, resigned October 27, 2019	—	-278	-6	-115	-399
Peter Svensén, Chief Risk Officer (CRO), from October 28, 2019	—	-471	-3	-80	-554
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,644	-42	-623	-2,309
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,484	-40	-759	-3,283
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,574	-16	-463	-2,053
Total	-2,010	-28,354	-318	-8,190	-38,872
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, car allowances and subsistence benefits.
3	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish -Government.
5	The retirement age of the CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2018	committee	Fixed	Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson[4]	-612	—	—	—	-612
Other members of the Board of Directors:
Cecilia ArdströmC	-287	—	—	—	-287
Anna Brandt	—	—	—	—	—
Reinhold Geijer[4]	-269	—	—	—	-269
Hans Larsson[4]	-250	—	—	—	-250
Eva Nilsagård. from April 24, 2018	-182	—	—	—	-182
Susanne Lithander, resigned April 24, 2018	-74	—	—	—	-74
Lotta Mellström, resigned April 24, 2018[5]	—	—	—	—	—
Ulla Nilsson	-287	—	—	—	-287
Hélène Westholm, from April 24, 2018	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[6]	—	-4,743	-88	-1,418	-6,249
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,339	-85	-1,307	-4,731
Karl Johan Bernerfalk, General Counsel	—	-1,414	-33	-505	-1,952
Andreas Ericson, Head of Mid Corporates, from October 15, 2018	—	-410	-6	-146	-562
Stefan Friberg, Chief Risk Officer (CRO)	—	-2,930	-25	-483	-3,438
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,326	-16	-493	-2,835
Jens Hedar, Head of Large Corporates, from October 15, 2018	—	-461	-5	-157	-623
Johan Henningsson, Head of Sustainability	—	-1,261	-27	-466	-1,754
Petra Könberg, Head of Marketing & Business Development	—	-1,143	-28	-384	-1,555
Jane Lundgren Ericsson, Head of Lending, resigned October 12, 2018	—	-1,943	-75	-610	-2,628
Ingela Nachtweij, acting Chief Information Officer (CIO), resigned January 31, 2018	—	-128	-2	-36	-166
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,471	-106	-556	-2,133
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,255	-108	-733	-3,096
Madeleine Widaeus, IT-chief, from February 1, 2018	—	-1,360	-11	-405	-1,776
Total	-1,961	-25,184	-615	-7,699	-35,459
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, car allowances and subsistence benefits.
3	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish -Government.
5	The retirement age of the CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Schedule of total expenditure on remuneration in accordance with CRR

Total Expenditure on Remuneration in accordance with CRR

2020		Other members of staff whose actions have a material impact
Skr thousand	Executive -management	on the risk profile of the institution
Total amount expensed for remuneration	-38,632	-87,252
of which fixed remuneration	-38,632	-81,244
of which variable remuneration in cash	—	-6,008
number of beneficiaries	12	67
Outstanding vested deferred remuneration	—	—
Outstanding unvested deferred remuneration	-90	-8,164
Deferred remuneration awarded	—	-3,605
Deferred remuneration paid out	-69	-2,535
Deferred remuneration reduced through performance adjustments	—	—
Severance payments made	—	—
number of beneficiaries	—	—
Severance payments awarded	—	—

2019		Other members of staff whose actions have a material impact
Skr thousand	Executive -management	on the risk profile of the institution
Total amount expensed for remuneration	-34,780	-88,565
of which fixed remuneration	-34,780	-81,730
of which variable remuneration in cash	—	-6,835
number of beneficiaries	12	74
Outstanding vested deferred remuneration	—	—
Outstanding unvested deferred remuneration	-90	-4,727
Deferred remuneration awarded	—	-4,101
Deferred remuneration paid out	-69	-569
Deferred remuneration reduced through performance adjustments	—	—
Severance payments made	—	-1,319
number of beneficiaries	—	1
Severance payments awarded	—	—

2018		Other members of staff whose actions have a material impact
Skr thousand	Executive -management	on the risk profile of the institution
Total amount expensed for remuneration	-33,617	-111,896
of which fixed remuneration	-33,617	-111,896
of which variable remuneration in cash	—	—
number of beneficiaries	12	114
Outstanding vested deferred remuneration	—	—
Outstanding unvested deferred remuneration	-207	-1,884
Deferred remuneration awarded	—	—
Deferred remuneration paid out	-239	-2,910
Deferred remuneration reduced through performance adjustments	—	—
Severance payments made	—	—
number of beneficiaries	—	—
Severance payments awarded	—	-1,319

Summary of information about pension plans

Total pension cost for defined benefit and defined contribution obligations

Skr mn	2020	2019	2018
Service cost	-5	-6	-4
Regulation of pension obligations	0	0	5
Interest cost, net	-1	-2	-1
Pension cost for defined benefit pensions, incl. payroll tax	-6	-8	0
Pension cost for defined contribution pension cost incl. payroll tax	-58	-52	-52
Pension cost recognized in personnel costs	-64	-60	-52

Actuarial gains (+) and losses (-) on defined benefit obligation during period	-2	-16	-48
Return above expected return, gains (+) and losses (-) on plan assets	3	12	0
Change in the effect of the asset ceiling excluding interest	—	—	—
Revaluation of defined benefit plans	1	-4	-48

Net value of defined benefit pension obligations

Skr mn	2020	2019	2018
Defined benefit obligations	277	272	253
Plan assets	-195	-189	-173
Provision for pensions, net obligation[1]	82	83	80

Summary of development of defined benefit obligations and assets

Development of defined benefit obligations

Skr mn	2020	2019	2018
Defined benefit obligation, opening balance	272	253	263
Service cost	6	6	4
Interest cost	5	5	6
Pension Payments incl. special payroll tax	-9	-8	-9
Actuarial gains (-) and losses (+), effect due to changed demographic assumptions	—	—	-59
Actuarial gains (-) and losses (+), effect due to changed financial assumptions	12	25	46
Actuarial gains (-) and losses (+), effect due to experience based outcome	-9	-9	2
Defined benefit obligation, closing balance	277	272	253

Development of plan assets related to defined benefit obligation

Skr mn	2020	2019	2018
Fair value of plan assets, opening balance	189	173	223
Expected return on plan assets	3	4	5
Contributions by the employer[1]	7	7	7
Benefits paid[2]	-8	-7	-8
Other[3]	—	—	-54
Return on plan assets excluding interest income	4	12	0
Fair value of plan assets, closing balance	195	189	173
1	Expected contribution from the employer in the following year is Skr 5 million (2019: Skr 6 million) excluding payroll tax.
2	Expected compensation paid in the following year is Skr 7 million (2019: Skr 9 million).
3	Regulation of pension obligations related to Venantius AB and its subsidiaries, which were liquidated in 2018.

Summary of plan assets

Distribution of plan assets related to defined benefit obligation

Skr mn	2020	2019	2018
Domestic equity investments	4	4	3
Foreign equity investments	23	17	12
Domestic government bonds	41	49	43
Domestic corporate bonds	18	22	26
Mortgage bonds	53	49	49
Other Investments	33	25	19
Properties	23	23	21
Total plan assets	195	189	173

Summary of principal actuarial assumptions used end of year

Percent	2020	2019	2018
Discount rate	1.25	1.7	2.1
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	1.8	2.0	2.0
Expected lifetime	DUS14	DUS14	DUS14
Expected turnover	5.0	5.0	5.0

Summary of sensitivity analysis of essential assumptions

	Negative outcome						Positive outcome
Skr mn	2020		2019		2018		2020		2019		2018
Discount rate	-1%		-1%		-1%		+1%		+1%		+1%
Defined benefit obligation	358		351		324		218		215		202
Service cost	9		8		8		5		5		4
Interest cost	1		2		4		5		6		6

Expected lifetime	+1	year	+1	year	+1	year	-1	year	-1	year	-1	year
Defined benefit obligation	291		286		266		264		260		242
Service cost	7		6		6		7		6		5
Interest cost	4		5		6		3		4		5

Summary of net reconciliation of pension liabilities

Skr mn	2020	2019	2018
Pension liabilities, opening balance	83	80	40
Net periodic pension cost	8	7	0
Contributions by the employer	-7	-7	-7
Net pension payments	-1	-1	-1
Revaluations recognized in other comprehensive income	-1	4	48
Pension liabilities, closing balance	82	83	80

Summary of information about employees

Average number of employees	2020	2019	2018
Women	123	120	117
Men	125	121	126
Total average number of employees	248	241	243

Number of employees at year-end[1]	2020	2019	2018
Women	125	123	118
Men	128	121	120
Total number of employees[2]	253	244	238
of which full-time employees	247	236	230
allocation of women/men	49/51	50/50	49/51
of which part-time employees	6	8	8
allocation of women/men	83/17	75/25	75/25
of which permanent employees	253	243	236
allocation of women/men	49/51	51/49	50/50
of which temporary employees	0	1	2
allocation of women/men	0/0	0/100	50/50
of which managers	31	31	29
of which non-management	222	213	209
1	Information collected from the HR-system.
2	In addition to its employees, SEK had 75 consultants (FTEs) (2019: 66 consultants) engaged at year-end 2020.

Employees by age distribution	2020	2019	2018
Total number of employees	253	244	238
of which under the age of 30 years	13	12	13
of which between 30 and 50 years	122	127	127
of which over 50 years	118	105	98

Employee turnover	2020	2019	2018
Number of employees who left employment	16	30	32
of which women	8	16	12
of which men	8	14	20
of which under the age of 30 years	0	2	3
of which between 30 and 50 years	12	22	20
of which over 50 years	4	6	9

Health
Percent	2020	2019	2018
Absence due to sickness[1]	2.1	2.5	3.1
1	Number of hours of sickness in relation to scheduled working hours.

Equality and diversity	2020	2019	2018
Allocation of women/men on the Board of Directors	62/38	62/38	62/38
Allocation of women/men in SEK’s executive management	50/50	50/50	50/50
Allocation of women/men in -management positions	48/52	42/58	41/59
Allocation of women/men at SEK in total	49/51	50/50	51/49